Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 344	¥ 507	¥ 657	¥ 852
Reinsurance premiums	¥ (1,199)	¥ (1,097)	¥ (2,390)	¥ (2,226)